Subsequent events (Details) (Senior Secured Notes)		0 Months Ended
	Dec. 31, 2013	Apr. 11, 2014 Subsequent event	Jan. 31, 2014 Subsequent event
Subsequent events
Interest rate (as a percent)	9.50%		9.50%
Redemption price as a percentage of principal amount		104.75%